S-K 1603(a) SPAC Sponsor	Apr. 10, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Hugreat Ltd
SPAC Sponsor Form of Organization	Limited Liability Company